Intangible Assets (Changes in Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	$ (73,166)
Amortization	(14,680)	$ (16,366)	$ (26,693)
Balance, end of period	(35,958)	(73,166)
Indefinite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	(808,788)
Balance, end of period	(806,988)	(808,788)
Intangible Assets [Roll Forward]
Balance, beginning of period	(881,954)	(890,054)	(934,249)
Additions	0	32,680	0
Finite-Lived Intangible Assets, Purchase Accounting Adjustments	(880)
Impairment of Intangible Assets (Excluding Goodwill)	0	24,400	17,502
Amortization	(14,680)	(16,366)	(26,693)
Balance, end of period	(842,946)	(881,954)	(890,054)
Trademarks
Finite-lived Intangible Assets [Roll Forward]
Amortization	0	0
Indefinite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	(149,387)	(126,001)	(126,001)
Additions	0	24,200	0
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	800
Balance, end of period	(147,587)	(149,387)	(126,001)
Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Purchase Accounting Adjustments	(1,800)
Amortization	0	0
Gaming License Rights
Finite-lived Intangible Assets [Roll Forward]
Amortization	0	0	0
Indefinite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	(659,401)	(683,001)	(700,503)
Additions	0	0	0
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	23,600	17,502
Balance, end of period	(659,401)	(659,401)	(683,001)
Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Purchase Accounting Adjustments	0
Amortization	0	0	0
Customer Relationships
Finite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	(19,462)	(26,306)	(51,958)
Additions	0	8,480	0
Impairments	0	0	0
Amortization	(14,452)	(15,324)	(25,652)
Balance, end of period	(5,930)	(19,462)	(26,306)
Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Purchase Accounting Adjustments	920
Amortization	(14,452)	(15,324)	(25,652)
Favorable Lease Rates
Finite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	(32,331)	(33,373)	(34,414)
Additions	0	0	0
Impairments	0	0	0
Amortization	(228)	(1,042)	(1,041)
Balance, end of period	(8,655)	(32,331)	(33,373)
Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Purchase Accounting Adjustments	0
Amortization	(228)	(1,042)	(1,041)
Development Agreement
Finite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	(21,373)	(21,373)	(21,373)
Additions	0	0	0
Impairments	0	0	0
Amortization	0	0	0
Balance, end of period	(21,373)	(21,373)	(21,373)
Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Purchase Accounting Adjustments	0
Amortization	0	0	0
Subsidiaries [Member]
Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Period Increase (Decrease)	(23,448)
Subsidiaries [Member] | Trademarks
Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Period Increase (Decrease)	0
Subsidiaries [Member] | Gaming License Rights
Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Period Increase (Decrease)	0
Subsidiaries [Member] | Customer Relationships
Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Period Increase (Decrease)	0
Subsidiaries [Member] | Favorable Lease Rates
Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Period Increase (Decrease)	(23,448)
Subsidiaries [Member] | Development Agreement
Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Period Increase (Decrease)	0
Borgata
Intangible Assets [Roll Forward]
Balance, beginning of period	(14)
Balance, end of period		(14)
Borgata | Customer Relationships
Finite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	0
Balance, end of period		0
Borgata | Favorable Lease Rates
Finite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	0
Balance, end of period		0
Borgata | Development Agreement
Finite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	0
Balance, end of period		0
Borgata | Gaming License Rights
Indefinite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	0
Balance, end of period		0
Borgata | Trademarks
Indefinite-lived Intangible Assets [Roll Forward]
Balance, beginning of period	(14)
Balance, end of period		(14)
Midwest and South | Trademarks
Indefinite-lived Intangible Assets [Roll Forward]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	800
Midwest and South | Gaming License Rights
Indefinite-lived Intangible Assets [Roll Forward]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 23,600	$ 17,500
Peninsula | Trademarks
Finite-lived Intangible Assets [Roll Forward]
Amortization			0
Indefinite-lived Intangible Assets [Roll Forward]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			0
Intangible Assets [Roll Forward]
Amortization			$ 0